Property, Plant and Equipment, Net (Detail) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Total		$ 7,199	$ 7,006
Less: accumulated depreciation		(3,464)	(3,420)
Net book value	[1]	3,735	3,586
Buildings
Property, Plant and Equipment [Line Items]
Total		4,557	4,557
Machinery and equipment
Property, Plant and Equipment [Line Items]
Total		362	397
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total		1,981	1,802
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total		24	23
Motor vehicle
Property, Plant and Equipment [Line Items]
Total		$ 275	$ 227

[1]	Certain comparative amounts have been reclassified to conform with the current period's presentation and disclosure.